Cover	12 Months Ended
Nov. 30, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Nov. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Intelligent Group Limited
Entity Central Index Key	0001916416
Entity File Number	001-41974
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--11-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	1203C, Level 12, Tower 1, Admiralty Centre
Entity Address, Address Line Two	18 Harcourt Road
Entity Address, City or Town	Admiralty
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.00001 per share
Trading Symbol	INTJ
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	13,125,000
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	0
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Wai Lau
Entity Address, Address Line One	1203C, Level 12, Tower 1, Admiralty Centre
Entity Address, Address Line Two	18 Harcourt Road
Entity Address, City or Town	Admiralty
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Entity Phone Fax Numbers [Line Items]
City Area Code	(852)
Local Phone Number	3618 8460